GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 478,498	$ 328,063	$ 261,450
Long-lived assets	15,789	27,036
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	423,571	272,220	195,903
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	48,109	49,222	50,669
Long-lived assets	216	5,536
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	6,818	6,621	$ 14,878
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	8,049	11,343
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 7,524	$ 10,157